ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries (Details)	Dec. 31, 2020
TBNZ
Organization:
Legal ownership (as a percent)	100.00%
Up International
Organization:
Legal ownership (as a percent)	100.00%
Tiger SG
Organization:
Legal ownership (as a percent)	100.00%
Tiger Brokers SG
Organization:
Legal ownership (as a percent)	100.00%
US Tiger Securities
Organization:
Legal ownership (as a percent)	100.00%
Beijing BHXS, Ningxia WFOE
Organization:
Legal ownership (as a percent)	100.00%
Tiger Fintech Holdings
Organization:
Legal ownership (as a percent)	100.00%
Beijing Yixin, Beijing WFOE
Organization:
Legal ownership (as a percent)	100.00%
Trading Front
Organization:
Legal ownership (as a percent)	100.00%
Wealthn
Organization:
Legal ownership (as a percent)	100.00%
Kastle
Organization:
Legal ownership (as a percent)	100.00%
Tung Chi
Organization:
Legal ownership (as a percent)	100.00%
Marsco
Organization:
Legal ownership (as a percent)	100.00%
Tradeup
Organization:
Legal ownership (as a percent)	100.00%
Hanghou U-Tiger Technology Co. LTD
Organization:
Legal ownership (as a percent)	100.00%